Equity and Related Transactions (Tables)	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Summary of roll forward activity of equity instruments
A rollforward of the activity for the number of e
a
ch of the Company’s equity instruments follows:

	Common Stock	RSUs (i)	Stock Options	Warrants

December 31, 2019	69,840,928	337,500	5,778,120	525,000
RSUs settled	337,500	(337,500)	-	-
Warrants expired	-	-	-	(525,000)
Stock options cancelled	-	-	(18,000)	-

December 31, 2020	70,178,428	-	5,760,120	-
Issuance of common shares:
Acquisition consideration	15,198,569	-	-	-
Other issuance	3,500,000	-	-	-
Warrants issued	-	-	-	17,114,093
RSUs issued	-	779,032	-	-
Stock options exercised	150,000	-	(150,000)	-
Stock options issued	-	-	70,000	-

September 30, 2021	89,026,997	779,032	5,680,120	17,114,093